Other non-current assets	12 Months Ended
Mar. 31, 2026
Subclassifications of assets, liabilities and equities [abstract]
Other non-current assets	14. Other non-current assets

Other non-current assets include assets that do not fall into specific non-current asset categories (such as goodwill or property, plant and equipment) where the benefit to be received from the asset is not due to be received until after 31 March 2027.

	2026	2025
	£m	£m
Other receivables¹	291	299
Non-current tax assets	20	—
Prepayments²	1,073	660
	1,384	959
1.Primarily comprises amounts due in relation to property sales to The Berkeley Group. These amounts will be fully received by 2031.
2.Included within prepayments are capital expenditure prepayments made to suppliers to secure production capacity for certain of our capital projects. The associated cash flows for capital expenditure prepayments are included within purchases of property, plant and equipment within the consolidated cash flow statement.